Labor and social obligations	12 Months Ended
Dec. 31, 2021
Labor And Social Obligations
Labor and social obligations

16	Labor and social obligations

a) Variable compensation (bonuses)

The Company recorded bonuses related to variable compensation of employees and management in cost of services and general and administrative expenses of R$ 25,587, R$ 9,514 and R$6,871 for the years ended December 31, 2021, 2020 and 2019, respectively.

b) Afya Limited share-based compensation plan

The stock options plan approved on August 30, 2019 as a result of the IPO will govern the issuance of equity incentive awards with respect to Company’s Class A common shares. The fair value of the stock options was estimated at the grant date using the Binomial pricing model, taking into account the terms and conditions on which the stock options were granted. The Company accounts for the stock options plan as an equity-settled plan.

On July 29, 2020, the board of directors approved a change in the strike price of the current share-based compensation plan. The strike price is now measured in Brazilian Reais (where the Company’s operations are located and valuated) adjusted by CDI rate instead of U.S. dollar adjusted by T-Bond. Furthermore, the first tranche had its vesting period extended from May 2020 to May 2021, including one year lock-up period after the vesting period. This change was assessed as a modification by the Company and was accounted in accordance with IFRS 2.

As result, the expense related to the share-based payment of the Company reflects the cost of the original award at grant date over the vesting period plus the incremental fair value of the repriced options at modification date over the vesting period of the options.

The following table list the inputs to the model used to determine the incremental fair value of the stock options as result of the modification:

	Modified plan	Original plan (*)
Strike price at the measurement date	R$ 74.38	R$ 99.09
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	41% - 76%	42% - 76%
Risk-free interest rate (%)	2.0% - 4.9%	0.2% - 0.4%
Expected life of stock options (years)	1 – 4	1 – 4
Share price at the measurement date	R$ 133.68	R$ 133.68
Model used	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 69.54	R$ 57.12

(*) The strike price of the original plan was based in U.S. dollars.

On January 25, 2021, March 25, 2021, April 26, 2021, June 1, 2021 and November 1, 2021, the Company granted 545,000, 65,000, 139,000, 180,000 and 241,000 additional stock options, respectively:

	January 2021	March 2021	April 2021	June 2021	November 2021
Strike price at the measurement date	R$115	R$105	R$105	R$105	R$85
Dividend yield (%)	0.0%	0.0%	0.0%	0.0%	0.0%
Expected volatility (%)	38% - 67%	42% - 65%	43% - 51%	43% - 63%	41% - 65%
Risk-free interest rate (%)	2.1% - 7.1%	5.2% - 8.5%	5.1% - 8.1%	5.8% - 8.3%	10.4% - 12.5%
Expected life of stock options (years)	1 – 5	1 – 5	1 – 5	1 – 5	1 – 5
Share price at the measurement date	R$ 129	R$ 108	R$ 119	R$ 121	R$ 8
Model used	Binomial	Binomial	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 46.81	R$ 40.20	R$ 46.04	R$ 49.10	R$46.28

The following table illustrates the number and movements in stock options during the period:

	Weighted average exercise price (in Reais)	Number of stock options
		2021	2020
Outstanding at January 1	78.22	2,510,983	2,364,214
Granted	109.18	1,170,000	477,220
Forfeited	112.89	(60,000)	(274,359)
Exercised	78.15	(442,669)	(56,092)
Expired	78.21	(91,586)	-
Outstanding at December 31	92.33	3,086,728	2,510,983

The share-based compensation expense, including the incremental fair value as result of the modification in 2020, recognized in general and administrative expenses in the statement of income for the year ended December 31, 2021 was R$ 43,377 (December 31, 2020: R$ 32,610 and December 31, 2019: R$ 18,114).

Stock options exercised during the year ended December 31, 2021 have been settled using the treasury shares of the Company. The reduction in the treasury share equity component is equal to the cost incurred to acquire the shares, on a weighted average basis. Any difference of the cash received from employees upon exercise of the options in relation to treasury shares weighted average cost is recorded in paid-in-capital.